FLEXIBLE PREMIUM VARIABLE ANNUITY – G

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated June 9, 2006

to the

Prospectus dated May 1, 2006

and the

Statement of Additional Information dated May 1, 2006

This supplement hereby amends, and to the extent inconsistent replaces, the disclosure contained in the prospectus and the information contained in the statement of additional information.

ANNUITY COMMENCEMENT DATE

The annuity commencement date may not be later than the last day of the policy month following the month after the annuitant attains age 95.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Flexible Premium Variable Annuity – G dated May 1, 2006